Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 30, 2018
Registrant Name	PACE SELECT ADVISORS TRUST
Central Index Key	0000930007
Amendment Flag	false
Document Creation Date	Nov. 30, 2018
Document Effective Date	Nov. 30, 2018
Prospectus Date	Nov. 28, 2018
Class A & Y Prospectus | PACE® Mortgage-Backed Securities Fixed Income Investments | Class A
Prospectus:
Trading Symbol	PFXAX
Class A & Y Prospectus | PACE® Mortgage-Backed Securities Fixed Income Investments | Class Y
Prospectus:
Trading Symbol	PFXYX
Class A & Y Prospectus | PACE® Intermediate Fixed Income Investments | Class A
Prospectus:
Trading Symbol	PIFAX
Class A & Y Prospectus | PACE® Intermediate Fixed Income Investments | Class Y
Prospectus:
Trading Symbol	PIFYX
Class A & Y Prospectus | PACE® Strategic Fixed Income Investments | Class A
Prospectus:
Trading Symbol	PBNAX
Class A & Y Prospectus | PACE® Strategic Fixed Income Investments | Class Y
Prospectus:
Trading Symbol	PSFYX
Class A & Y Prospectus | PACE® Municipal Fixed Income Investments | Class A
Prospectus:
Trading Symbol	PMUAX
Class A & Y Prospectus | PACE® Municipal Fixed Income Investments | Class Y
Prospectus:
Trading Symbol	PMUYX
Class A & Y Prospectus | PACE® Global Fixed Income Investments | CLASS A
Prospectus:
Trading Symbol	PWFAX
Class A & Y Prospectus | PACE® Global Fixed Income Investments | CLASS Y
Prospectus:
Trading Symbol	PWFYX
Class A & Y Prospectus | PACE® High Yield Investments | Class A
Prospectus:
Trading Symbol	PHIAX
Class A & Y Prospectus | PACE® High Yield Investments | Class Y
Prospectus:
Trading Symbol	PHDYX
Class A & Y Prospectus | PACE® Large Co Value Equity Investments | CLASS A
Prospectus:
Trading Symbol	PCPAX
Class A & Y Prospectus | PACE® Large Co Value Equity Investments | CLASS Y
Prospectus:
Trading Symbol	PLVYX
Class A & Y Prospectus | PACE® Large Co Growth Equity Investments | CLASS A
Prospectus:
Trading Symbol	PLAAX
Class A & Y Prospectus | PACE® Large Co Growth Equity Investments | CLASS Y
Prospectus:
Trading Symbol	PLAYX
Class A & Y Prospectus | PACE® Small/Medium Co Value Equity Investments | CLASS A
Prospectus:
Trading Symbol	PEVAX
Class A & Y Prospectus | PACE® Small/Medium Co Value Equity Investments | CLASS Y
Prospectus:
Trading Symbol	PVEYX
Class A & Y Prospectus | PACE® Small/Medium Co Growth Equity Investments | CLASS A
Prospectus:
Trading Symbol	PQUAX
Class A & Y Prospectus | PACE® Small/Medium Co Growth Equity Investments | CLASS Y
Prospectus:
Trading Symbol	PUMYX
Class A & Y Prospectus | PACE® International Equity Investments | CLASS A
Prospectus:
Trading Symbol	PWGAX
Class A & Y Prospectus | PACE® International Equity Investments | CLASS Y
Prospectus:
Trading Symbol	PWIYX
Class A & Y Prospectus | PACE® International Emerging Markets Equity Investments | CLASS A
Prospectus:
Trading Symbol	PWEAX
Class A & Y Prospectus | PACE® International Emerging Markets Equity Investments | CLASS Y
Prospectus:
Trading Symbol	PWEYX
Class A & Y Prospectus | PACE® Alternative Strategies Investments | Class A
Prospectus:
Trading Symbol	PASIX
Class A & Y Prospectus | PACE® Alternative Strategies Investments | Class Y
Prospectus:
Trading Symbol	PASYX
Class A Prospectus | PACE® Global Real Estate Securities Investments | Class A
Prospectus:
Trading Symbol	PREAX